Credit Risk - Summary of Stage 2 Decomposition (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	£ 316,322	£ 310,948
Coverage	0.30%	0.30%
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 12,354	£ 12,013
ECL	£ 348	£ 307
Coverage	2.80%	2.60%
Stage 2 [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 9,653	£ 10,520
ECL	£ 268	£ 269
Coverage	2.80%	2.60%
Stage 2 [member] | Other Business Segments [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 2,701	£ 1,493
ECL	£ 80	£ 38
Coverage	3.00%	2.50%
Deterioation in probability of default [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 8,842	£ 8,509
ECL	£ 219	£ 211
Coverage	2.50%	2.50%
Deterioation in probability of default [member] | Stage 2 [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 6,844	£ 7,854
ECL	£ 194	£ 196
Coverage	2.80%	2.50%
Deterioation in probability of default [member] | Stage 2 [member] | Other Business Segments [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,998	£ 655
ECL	£ 25	£ 15
Coverage	1.30%	2.30%
Forbearance support provided [Member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 561	£ 462
ECL	£ 5	£ 4
Coverage	0.90%	0.90%
Forbearance support provided [Member] | Stage 2 [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 516	£ 450
ECL	£ 4	£ 3
Coverage	0.80%	0.70%
Forbearance support provided [Member] | Stage 2 [member] | Other Business Segments [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 45	£ 12
ECL	£ 1	£ 1
Coverage	2.20%	8.30%
30 DPD [Member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,214	£ 960
ECL	£ 48	£ 39
Coverage	4.00%	4.10%
30 DPD [Member] | Stage 2 [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,054	£ 949
ECL	£ 46	£ 39
Coverage	4.40%	4.10%
30 DPD [Member] | Stage 2 [member] | Other Business Segments [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 160	£ 11
ECL	£ 2
Coverage	1.30%
Other [Member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,737	2,082
ECL	£ 76	£ 53
Coverage	4.40%	2.50%
Other [Member] | Stage 2 [member] | Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 1,239	£ 1,267
ECL	£ 24	£ 31
Coverage	1.90%	2.40%
Other [Member] | Stage 2 [member] | Other Business Segments [Member]
Disclosure of credit risk exposure [line items]
Exposure	£ 498	£ 815
ECL	£ 52	£ 22
Coverage	10.40%	2.70%